Fair Value Measurement (Assets Measured at Fair Value on A Nonrecurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 769,494	$ 916,286
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	769,494	916,286
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	24,161	35,964
Losses of assets fair value, measured on non-recurring basis	17,907	88,045
Fair Value, Measurements, Nonrecurring [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	13,904	8,460
Losses of assets fair value, measured on non-recurring basis	1,538	4,575
Fair Value, Measurements, Nonrecurring [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	10,257	27,504
Losses of assets fair value, measured on non-recurring basis	16,369	83,470
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	24,161	35,964
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	13,904	8,460
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 10,257	$ 27,504